N-2	12 Months Ended
Aug. 31, 2026
Cover [Abstract]
Entity Central Index Key	0000809708
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Templeton Emerging Markets Fund
Document Period End Date	Aug. 31, 2026